Nature of business and summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split

Reverse stock split

On March 8, 2024, the Company’s Board of Directors approved a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of 1-for-44, effective March 20, 2024 (the “Reverse Split”). In addition, the conversion rates of the Company’s outstanding preferred stock and convertible notes and the exercise prices of the Company’s underlying common stock purchase warrants and stock options were proportionately adjusted at the applicable reverse stock split ratio in accordance with the terms of such instruments. Proportionate voting rights and other rights of common stockholders were not affected by the Reverse Stock Split, other than as a result of the rounding up of fractional shares. In connection with the Reverse Stock Split, 89 shares of common stock were issued in lieu of fractional shares.

Accordingly, all share and per share amounts related to the Company’s common stock for all periods presented in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the Reverse Stock Split. The number of authorized shares and the par values of the common stock and convertible preferred stock were not adjusted as a result of the Reverse Stock Split.

Reverse stock split

On March 8, 2024, the Company’s Board of Directors approved a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of 1-for-44, effective March 20, 2024 (the “Reverse Split”). In addition, the conversion rates of the Company’s outstanding preferred stock and convertible notes and the exercise prices of the Company’s underlying common stock purchase warrants and stock options were proportionately adjusted at the applicable reverse stock split ratio in accordance with the terms of such instruments. Proportionate voting rights and other rights of common stockholders were not affected by the Reverse Stock Split, other than as a result of the rounding up of fractional shares. No fractional shares of common stock were issued in connection with the Reverse Stock Split.

Accordingly, all share and per share amounts related to the Company’s common stock for all periods presented in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the Reverse Stock Split. The number of authorized shares and the par values of the common stock and convertible preferred stock were not adjusted as a result of the Reverse Stock Split.

Basis of presentation

Basis of presentation

The Company’s condensed consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial reports and accounting principles generally accepted in the U.S. (“GAAP”). Accordingly, the Condensed Consolidated Balance Sheet as of December 31, 2023 has been derived from the audited consolidated financial statements at that date but does not include all of the information required by GAAP for complete financial statements. Results of operations for interim periods may not be representative of results to be expected for the full year.

These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes in the Company’s Annual Report for the year ended December 31, 2023, filed with the SEC.

Basis of presentation

The Company’s consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for annual financial reports and accounting principles generally accepted in the U.S. (“GAAP”).

Consolidation

Consolidation

The condensed financial statements are presented on a consolidated basis and include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Consolidation

The financial statements are presented on a consolidated basis and include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. The Company bases its estimates on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. On an ongoing basis, the Company evaluates these assumptions, judgments and estimates. Actual results may differ from these estimates.

In the opinion of management, the condensed consolidated financial statements contain all adjustments necessary for a fair statement of the results of operations for the three months ended March 31, 2024 and 2023, the financial position as of March 31, 2024 and December 31, 2023 and the cash flows for the three months ended March 31, 2024 and 2023.

Use of estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. The Company bases its estimates on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. On an ongoing basis, the Company evaluates these assumptions, judgments and estimates. Actual results may differ from these estimates.

In the opinion of management, the consolidated financial statements contain all adjustments necessary for a fair statement of the results of operations for the years ended December 31, 2023 and 2022, the financial position as of December 31, 2023 and 2022 and the cash flows for the years ended December 31, 2023 and 2022.

Going concern considerations

Going concern considerations

The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. The Company has continually incurred losses and has an accumulated deficit. The Company’s term loan agreement with Alphia imposes certain financial covenants, including minimum liquidity of $3.0 million, minimum EBITDA of $(4.5) million, and maximum marketing spend ratio of 30%. The Company was not in compliance with certain covenants related to the Alphia Term Loan Facility as of March 31, 2024 and the debt is callable by the lender. Our continued operating losses along with our failure to meet the financial covenants create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these consolidated financial statements are issued. The Company does not currently expect it will be able to generate sufficient cash flow from operations to maintain sufficient liquidity to meet the required financial covenants in certain periods prior to maturity giving the lender the right to call the debt. The Company will need to either raise additional capital or obtain additional financing, and/or secure future waivers or amendments from its lenders or accomplish some combination of these items to maintain sufficient liquidity. There can be no assurance that the Company will be successful in raising additional capital, securing future waivers and/or amendments from its lenders, renewing or refinancing its existing debt or securing new financing. If the Company is unsuccessful in doing so, it may need to reduce the scope of its operations, repay amounts owed to its lenders or sell certain assets.

The Company is continuing to implement plans to achieve operating profitability, as well as implementing other strategic objectives to address liquidity. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Summary of significant accounting policies

For additional information, please refer to the most recently filed Annual Report regarding the Company’s summary of significant accounting policies.

Going concern considerations

The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. The Company has continually incurred losses and has an accumulated deficit. The Company’s term loan agreement with Alphia imposes certain financial covenants, including minimum liquidity of $3.0 million, minimum EBITDA of $(4.5) million, and maximum marketing spend ratio of 30%. The Company was not in compliance with certain covenants related to the Alphia Term Loan Facility as of December 31, 2023 and the debt is callable by the lender. Our continued operating losses along with our failure to meet the financial covenants create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these consolidated financial statements are issued. The Company does not currently expect it will be able to generate sufficient cash flow from operations to maintain sufficient liquidity to meet the required financial covenants in certain periods prior to maturity giving the lender the right to call the debt. The Company will need to either raise additional capital or obtain additional financing, and/or secure future waivers or amendments from its lenders or accomplish some combination of these items to maintain sufficient liquidity. There can be no assurance that the Company will be successful in raising additional capital, securing future waivers and/or amendments from its lenders, renewing or refinancing its existing debt or securing new financing. If the Company is unsuccessful in doing so, it may need to reduce the scope of its operations, repay amounts owed to its lenders or sell certain assets.

During the third quarter, the Company received a notice of noncompliance from the NYSE American. If the Company fails to satisfy the continued listing requirements before the end of the cure period, the NYSE American may take steps to delist its common stock. Such a delisting or the announcement of such delisting will have a negative effect on the price of the Company’s common stock and would impair the ability for investors to sell or purchase the Company’s common stock. In the event of a delisting, the Company may attempt to take actions to restore its compliance with the NYSE American listing requirements, but can provide no assurance that any such action taken by the Company would allow its common stock to become listed again, stabilize the market price or improve the liquidity of its common stock, prevent its common stock from dropping below the NYSE American minimum listing requirements or prevent future non-compliance with the NYSE American listing requirements. If the Company does not maintain the listing of its common stock on NYSE American, it could make it harder for the Company to raise additional capital in the long-term. If the Company is unable to raise capital when needed in the future, it may have to cease or reduce operations. There can be no assurance that the Company will be able to satisfy the continued listing requirements in the future.

The Company is continuing to implement plans to achieve operating profitability, as well as implementing other strategic objectives to address liquidity. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Summary of significant accounting policies

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include demand deposits held with banks and highly liquid investments with original maturities of ninety days or less at acquisition date. Cash and cash equivalents are stated at cost, which approximates fair value because of the short-term nature of these instruments.

Cash and cash equivalents

Cash and cash equivalents include demand deposits held with banks and highly liquid investments with original maturities of ninety days or less at acquisition date. Cash and cash equivalents are stated at cost, which approximates fair value because of the short-term nature of these instruments. The Company’s cash equivalents are held in government money market funds and at times may exceed federally insured limits. For purposes of reporting cash flows, the Company considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash and cash equivalents. At December 31, 2022, the Company had $8.0 million in money market funds all of which were held in cash. As of December 31, 2023, the Company had closed its money market funds.

Advertising

Advertising

The Company charges advertising costs to expense as incurred and such charges are included in SG&A expense. The Company’s advertising expenses consist primarily of online advertising, search costs, email advertising and radio advertising. In addition, the Company reimburses its customers and third parties for in store activities and record these costs as advertising expenses. Advertising costs were $1.1 million and $1.4 million for the three months ended March 31, 2024 and 2023, respectively.

Advertising

The Company charges advertising costs to expense as incurred and such charges are included in SG&A expense. The Company’s advertising expenses consist primarily of online advertising, search costs, email advertising and radio advertising. In addition, the Company reimburses its customers and third parties for in store activities and record these costs as advertising expenses. Advertising costs were $6.8 million and $12.2 million for the years ended December 31, 2023 and 2022, respectively, of which $2.1 million is related to the amortization of the prepaid advertising contract with iHeart for the year ended December 31, 2022. See “Note 4 - Prepaid expenses and other current assets” for additional information on the prepaid advertising contract with iHeart.

Reclassification

Reclassification

Certain prior period amounts within the condensed consolidated statements of operations related to share-based compensation, previously presented as a separate line item, have been reclassified into selling, general and administrative expense to conform with current period presentation. All share-based compensation in the current and prior periods is a selling, general and administrative expense.

New Accounting Standards	New Accounting Standards Recently adopted There were no new standards that would have an impact on the condensed consolidated financial statements for the three months ended March 31, 2024.

New Accounting Standards

Recently adopted

ASU 2016-13 “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, the FASB issued ASU 2016-13, a new standard to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard was effective for the Company on January 1, 2023. The new standard did not have a material impact on the consolidated financial statements for the year ended December 31, 2023.

Initial public offering

Initial public offering

The Company completed its initial public offering (the “IPO”) on July 1, 2021, in which it issued and sold 181,818 shares of its common stock at a price of $5.00 per share. The total net proceeds from the IPO were approximately $36.1 million, after deducting underwriting discounts and commissions of $2.8 million, and offering costs of approximately $1.1 million. These IPO costs were recorded as a reduction of stockholders’ equity, and presented net of cash proceeds received in the Consolidated Statement of Cash Flows.

Upon the commencement of the IPO, all of the Company’s outstanding convertible notes payable automatically converted into 107,555 shares of common stock and upon the consummation of the IPO, all outstanding shares of the Series F convertible preferred stock were converted into 131,012 shares of common stock. Additionally, since the anti-dilution provision of the Series F Warrants were no longer effective upon consummation of the Company’s IPO, these warrants met the requirements to be considered equity and the outstanding Series F Warrants were reclassified as such.

Restricted cash

Restricted cash

The Company was required to maintain a restricted cash balance of $6.3 million as of December 31, 2022, in connection with the Wintrust Credit Facility. As a result of the full repayment of the Wintrust Credit Facility, there are no restrictions on cash as of December 31, 2023. See “Note 8 - Debt” for additional information.

Accounts receivable and allowance for credit losses

Accounts receivable and allowance for credit losses

Accounts receivable consist of unpaid buyer invoices from the Company’s customers and credit card payments receivable from third-party credit card processing companies. Accounts receivable is stated at the amount billed to customers, net of point of sale and cash discounts. The Company assesses the collectability of all receivables on an ongoing basis by considering its historical credit loss experience, current economic conditions, and other relevant factors. Based on this analysis, an allowance for credit losses is recorded, and the provision is included within SG&A expense. The Company recorded approximately $0.1 million allowance for credit losses for the years ended December 31, 2023 and 2022.

Inventories

Inventories

Inventories, consisting of finished goods available for sale as well as packaging materials, are valued using the first-in first-out (“FIFO”) method and are recorded at the lower of cost or net realizable value. Cost is determined on a standard cost basis and includes the purchase price, as well as inbound freight costs and packaging costs.

The Company regularly reviews inventory quantities on hand. Excess or obsolete reserves are established when inventory is estimated to not be sellable before expiration dates based on forecasted usage, product demand and product life cycle. Additionally, inventory valuation reflects adjustments for anticipated physical inventory losses that have occurred since the last physical inventory.

Fixed Assets

Fixed Assets

Fixed assets are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets, and depreciation expense is included within SG&A expense. Expenditures for normal repairs and maintenance are charged to operations as incurred. The cost of fixed assets that are retired or otherwise disposed of and the related accumulated depreciation are removed from the fixed asset accounts in the year of disposal and the resulting gain or loss is included in SG&A expense.

The Company assesses potential impairments of its fixed assets whenever events or changes in circumstances indicate that the asset’s carrying value may not be recoverable. An impairment charge would be recognized when the carrying amount of the identified asset grouping exceeds its fair value and is not recoverable, which would occur if the carrying amount exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the identified asset grouping.

Goodwill

Goodwill

Goodwill is evaluated for impairment either through a qualitative or quantitative approach at least annually, or more frequently if an event occurs or circumstances change that indicate the carrying value of a reporting unit may not be recoverable. If a quantitative assessment is performed that indicates the carrying amount of a reporting unit exceeds its fair market value, an impairment loss is recognized to reduce the carrying amount to its fair market value. The fair market value is determined based on a weighting of the present value of projected future cash flows (the “income approach”) and the use of comparative market approaches (“market approach”). Factors requiring significant judgment include, among others, the assumptions related to discount rates, forecasted operating results, long-term growth rates, the determination of comparable companies and market multiples. Fair value measurements used in the impairment review of goodwill are Level 3 measurements. See further information about the Company’s policy for fair value measurements within this section below. See “Note 6 - Goodwill and intangible assets” for additional information regarding the goodwill impairment test.

Intangible assets

Intangible assets

Finite-lived Intangible assets acquired are carried at cost, less accumulated amortization. Amortization expense is included in selling, general and administrative expenses on the consolidated statements of operations. The Company assesses long lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate the carrying amount of the asset group may not be recoverable. The Company operates as a single reporting unit and as such, is the asset group when assessing finite-lived intangible assets for impairment. If impairment indicators are present, the Company performs a recoverability test by comparing the sum of the estimated undiscounted future cash flows attributable to its long-lived asset group to its carrying value. If the carrying amount of an asset group is not recoverable, an impairment loss is recognized based on the excess of the carrying value of the impaired asset group over its fair value. An impairment loss for an asset group is allocated to the long-lived assets of the group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort.

Share repurchases

Share repurchases

On May 10, 2022, the Company’s board of directors approved a share repurchase program that authorized the repurchase of up to $3.0 million of the Company’s outstanding common stock in the open market through December 31, 2022. Repurchased shares are immediately retired and returned to unissued status. During the years ended December 31, 2023 and 2022, no shares were repurchased.

Common stock warrants

Common stock warrants

Common stock warrants are recorded as either liabilities or as equity instruments, depending on the specific terms of the warrant agreement. Warrants classified as liabilities are revalued at each balance sheet date subsequent to the initial issuance and changes in the fair value are reflected in the Consolidated Statements of Operations as change in fair value of warrant liabilities. Upon exercise, the warrant is marked to fair value on the exercise date and the related fair value is reclassified to equity.

Income taxes

Income taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, “Income Taxes (ASC 740)”, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statements and tax bases of assets and liabilities and for loss and credit carryforwards using enacted tax rates anticipated to be in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that some or all the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. As of December 31, 2023 and 2022, the Company does not have any significant uncertain income tax positions. If incurred, the Company would classify interest and penalties on uncertain tax positions as income tax expense.

The Company was incorporated on May 6, 2019. Prior to this date, the Company operated as a flow through entity for state and U.S. federal tax purposes. The Company files a U.S. federal and state income tax return, including for its wholly owned subsidiaries.

Revenue

Revenue

Generally, the Company’s customer contracts have a single performance obligation, and revenue is recognized when the product is shipped as this is when it has been determined that control has been transferred. Amounts billed and due from customers are classified as receivables and require payment on a short-term basis and therefore do not have any significant financing components.

Revenue is measured as the amount of consideration the Company expects in exchange for transferring goods, which varies with changes in trade incentives the Company offers to its customers. Trade incentives consist primarily of customer pricing allowances and merchandising funds, and point of sale discounts. Estimates of trade promotion expense and coupon redemption costs are based upon programs offered, timing of those offers, estimated redemption/usage rates from historical performance, management’s experience and current economic trends.

Cost of goods sold

Cost of goods sold

Cost of goods sold consists primarily of the cost of product obtained from co-manufacturers, packaging materials, freight costs for shipping inventory to the warehouse, as well as third-party warehouse and order fulfillment costs.

Freight Out

Freight Out

Costs incurred for shipping and handling, including moving finished product to customers are included in SG&A expense. Shipping costs associated with moving finished products to customers were $1.3 million and $1.6 million for the years ended December 31, 2023 and 2022, respectively.

Research and development

Research and development

Research and development costs related to developing and testing new products are expensed as incurred and included in SG&A expense. Research and development costs were $0.1 million and $0.5 million for the years ended December 31, 2023 and 2022, respectively.

Share-based compensation

Share-based compensation

Share-based compensation awards are measured at their estimated fair value on each respective grant date. The Company recognizes share-based payment expenses over the requisite service period. The Company’s share-based compensation awards are subject only to service based vesting conditions. Pursuant to ASC 718-10-35-8, the Company recognizes compensation cost for stock awards with only service conditions that have a graded vesting schedule on a straight-line basis over the service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. Forfeitures are recognized as they occur.

Operating leases

Operating leases

The Company determines if a contract or arrangement meets the definition of a lease at inception. The Company has elected to make the accounting policy election for short-term leases. For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of lease payments over the term. Lease renewal options are only included in the measurement if the Company is reasonably certain to exercise the optional renewals. Any variable lease costs, other than those dependent upon an index or rate, are expensed as incurred. If a lease does not provide a readily available implicit rate, the Company estimates the incremental borrowing discount rate based on information available at lease commencement.

The Company’s only remaining operating lease as of December 31, 2023 relates to office space. There are no material residual value guarantees or material restrictive covenants.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy uses a framework which requires categorizing assets and liabilities into one of three levels based on the inputs used in valuing the asset or liability.

Level 1 inputs are unadjusted, quoted market prices in active markets for identical assets or liabilities.

Level 2 inputs are observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

Level 3 inputs include unobservable inputs that are supported by little, infrequent or no market activity and reflect management’s own assumptions about inputs used in pricing the asset or liability.

Level 1 provides the most reliable measure of fair value, while Level 3 generally requires significant management judgment. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s financial instruments recognized on the Consolidated Balance Sheets consist of cash and cash equivalents, restricted cash, accounts receivable, prepaid assets, accounts payable, term loan, line of credit, accrued liabilities and other liabilities.

The fair value of the Company’s money market funds is based on quoted market prices using Level 1 inputs. The fair value for the Company’s term loan and line of credit approximates carrying value as the instrument has a variable interest rate that approximates market rates. The inputs related to the Company’s term loan and line of credit are reflected as Level 3 inputs.

The Company values it’s warrant liabilities using Level 3 inputs.

Fair value measurements of non-financial assets and non-financial liabilities reflect Level 3 inputs and are primarily used to measure the estimated fair values of goodwill, other intangible assets and long-lived assets impairment analyses.

Basic and diluted (loss) income per share

Basic and diluted (loss) income per share

Basic and diluted (loss) income per share has been determined by dividing the net (loss) income available to common stockholders for the applicable period by the basic and diluted weighted average number of shares outstanding, respectively. Common stock equivalents are excluded from the computation of diluted weighted average shares outstanding when their effect is anti-dilutive.

Segment information

Segment information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has viewed its operations and manages its business as one segment. The Company’s CODM reviews operating results on an aggregated basis. All the assets and operations of the Company are in the U.S.